Debt	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Debt
Borrowings and Credit Agreements

The following table is a summary of the Company’s borrowings as of December 31:

In millions	2018	2017
Short-term debt
Commercial paper	$720	$1,276

Long-term debt
1.9% senior notes due July 2018	—	2,250
2.25% senior notes due December 2018	—	1,250
2.2% senior notes due March 2019	375	—
2.25% senior notes due August 2019	850	850
3.125% senior notes due March 2020	2,000	—
Floating rate notes due March 2020	1,000	—
2.8% senior notes due July 2020	2,750	2,750
3.35% senior notes due March 2021	3,000	—
Floating rate notes due March 2021	1,000	—
4.125% senior notes due May 2021	550	550
2.125% senior notes due June 2021	1,750	1,750
4.125% senior notes due June 2021	500	—
5.45% senior notes due June 2021	600	—
3-Year tranche loan due November 2021	3,000	—
3.5% senior notes due July 2022	1,500	1,500
2.75% senior notes due November 2022	1,000	—
2.75% senior notes due December 2022	1,250	1,250
4.75% senior notes due December 2022	399	399
3.7% senior notes due March 2023	6,000	—
2.8% senior notes due June 2023	1,300	—
4% senior notes due December 2023	1,250	1,250
3.375% senior notes due August 2024	650	650
3.5% senior notes due November 2024	750	—
5% senior notes due December 2024	299	299
4.1% senior notes due March 2025	5,000	—
3.875% senior notes due July 2025	2,828	2,828
2.875% senior notes due June 2026	1,750	1,750
6.25% senior notes due June 2027	372	372
4.3% senior notes due March 2028	9,000	—
4.875% senior notes due July 2035	652	652
3.25% senior exchange debentures due December 2035	—	1
6.625% senior notes due June 2036	771	—
6.75% senior notes due December 2037	533	—
4.78% senior notes due March 2038	5,000	—
6.125% senior notes due September 2039	447	447
5.75% senior notes due May 2041	133	133
4.5% senior notes due May 2042	500	—
4.125% senior notes due November 2042	500	—
5.3% senior notes due December 2043	750	750
4.75% senior notes due March 2044	375	—
5.125% senior notes due July 2045	3,500	3,500
3.875% senior notes due August 2047	1,000	—
5.05% senior notes due March 2048	8,000	—
Capital lease obligations	642	670
Other	19	43
Total debt principal	74,265	27,170
Debt premiums	302	28
Debt discounts and deferred financing costs	(1,138)	(196)
	73,429	27,002
Less:
Short-term debt (commercial paper)	(720)	(1,276)
Current portion of long-term debt	(1,265)	(3,545)
Long-term debt	$71,444	$22,181

The following is a summary of the Company’s required principal debt repayments due during each of the next five years and thereafter, as of December 31, 2018:

In millions
2019	$1,985
2020	5,775
2021	10,427
2022	4,178
2023	8,581
Thereafter	43,319
Total	$74,265

Short-term Borrowings

Commercial Paper and Back-up Credit Facilities
The Company had approximately $720 million and $1.3 billion of commercial paper outstanding at weighted average interest rates of 2.8% and 2.0% as of December 31, 2018 and 2017, respectively. In connection with its commercial paper program, the Company maintains a $1.75 billion 364-day unsecured back-up revolving credit facility, which expires on May 16, 2019, a $1.25 billion, five-year unsecured back-up revolving credit facility, which expires on July 1, 2020, a $1.0 billion, five-year unsecured back-up revolving credit facility, which expires on May 18, 2022, and a $2.0 billion, five-year unsecured back-up revolving credit facility, which expires on May 17, 2023. The credit facilities allow for borrowings at various rates that are dependent, in part, on the Company’s public debt ratings and require the Company to pay a weighted average quarterly facility fee of approximately .03%, regardless of usage. As of December 31, 2018 and 2017, there were no borrowings outstanding under any of the back-up credit facilities.

Bridge Loan Facility
On December 3, 2017, in connection with the Aetna Acquisition, the Company entered into a $49.0 billion unsecured bridge loan facility commitment. The Company paid $221 million in fees upon entering into the agreement. The fees were capitalized in other current assets and were amortized as interest expense over the period the bridge loan facility commitment was outstanding. The bridge loan facility commitment was reduced to $44.0 billion on December 15, 2017 upon the Company entering into a $5.0 billion term loan agreement. The Company recorded $56 million of amortization of the bridge loan facility fees during the year ended December 31, 2017, which was recorded in interest expense in the consolidated statements of operations.

On March 9, 2018, the Company issued an aggregate of $40.0 billion principal amount of unsecured floating rate notes and unsecured fixed rate senior notes, collectively the “2018 Notes”. At this time, the bridge loan facility commitment was reduced to $4.0 billion, and the Company paid $8 million in fees to retain the bridge loan facility commitment through the Aetna Acquisition Date. Those fees were capitalized in other current assets and were amortized as interest expense over the period the bridge loan facility commitment was outstanding. The Company recorded $173 million of amortization of the bridge loan facility commitment fees during the year ended December 31, 2018, which was recorded in interest expense in the consolidated statement of operations. On October 26, 2018, the Company entered into a $4.0 billion unsecured 364-day bridge term loan agreement to formalize the bridge loan facility discussed above. On November 28, 2018, in connection with the Aetna Acquisition, the $4.0 billion unsecured 364-day bridge term loan agreement terminated.

Terminated Revolving Credit Facility
On January 3, 2017, the Company entered into a $2.5 billion revolving credit facility. The credit facility allowed for borrowings at various rates that were dependent, in part, on the Company’s debt ratings and required the Company to pay a weighted average quarterly facility fee of approximately 0.03%, regardless of usage. The Company terminated this credit facility in May 2017.

Federal Home Loan Bank of Boston
Since the Aetna Acquisition Date, a subsidiary of the Company is a member of the FHLBB. As a member, the subsidiary has the ability to obtain cash advances, subject to certain minimum collateral requirements. The maximum borrowing capacity available from the FHLBB as of December 31, 2018 was approximately $790 million. As of December 31, 2018, there were no outstanding advances from the FHLBB.
Long-term Borrowings

2018 Notes
On March 9, 2018, the Company issued the 2018 Notes with an aggregate principal amount of $40.0 billion, for total proceeds of approximately $39.4 billion, net of discounts and underwriting fees. The net proceeds of the 2018 Notes were used to fund a portion of the Aetna Acquisition. The 2018 Notes are comprised of the following:

In millions
3.125% senior notes due March 2020	$2,000
Floating rate notes due March 2020	1,000
3.35% senior notes due March 2021	3,000
Floating rate notes due March 2021	1,000
3.7% senior notes due March 2023	6,000
4.1% senior notes due March 2025	5,000
4.3% senior notes due March 2028	9,000
4.78% senior notes due March 2038	5,000
5.05% senior notes due March 2048	8,000
Total debt principal	$40,000

Beginning in December 2017 through March 31, 2018, the Company entered into several interest rate swap and treasury lock transactions to manage interest rate risk. These agreements were designated as cash flow hedges and were used to hedge the exposure to variability in future cash flows resulting from changes in interest rates related to the anticipated issuance of long-term debt to fund the Aetna Acquisition.

In connection with the issuance of the 2018 Notes, the Company terminated all outstanding cash flow hedges. In connection with the hedge transactions, the Company received a net amount of $446 million from the hedge counterparties upon termination, which was recorded as a gain, net of tax, of $331 million in accumulated other comprehensive income and will be reclassified as a reduction of interest expense over the life of the 2018 Notes. See Note 13 ‘‘Other Comprehensive Income (Loss)’’ for additional information. The Company expects to reclassify approximately $18 million, net of tax, in gains associated with these cash flow hedges into net income within the next 12 months.

Term Loan Agreement
On December 15, 2017, in connection with the Aetna Acquisition, the Company entered into a $5.0 billion term loan agreement. The term loan facility under the term loan agreement consists of a $3.0 billion three-year tranche and a $2.0 billion five-year tranche. The term loan agreement allows for borrowings at various rates that are dependent, in part, on the Company’s debt ratings. In connection with the Aetna Acquisition, the Company borrowed $5.0 billion (a $3.0 billion three-year tranche and a $2.0 billion five-year tranche) under term loan agreement in November 2018. The Company terminated the $2.0 billion five-year tranche in December 2018 with the repayment of the borrowing. As of December 31, 2018, the Company had $3.0 billion outstanding under the three-year tranche of the term loan agreement.

Aetna Related Debt
On the Aetna Acquisition Date, the Company assumed long-term debt with a fair value of $8.1 billion, with stated interest rates ranging from 2.2% to 6.75%. The long-term debt assumed is included in the summary of borrowings table above.

2016 Notes
On May 16, 2016, the Company issued $1.75 billion aggregate principal amount of 2.125% unsecured senior notes due June 1, 2021 and $1.75 billion aggregate principal amount of 2.875% unsecured senior notes due June 1, 2026 (collectively, the “2016 Notes”) for total proceeds of approximately $3.5 billion, net of discounts and underwriting fees. The 2016 Notes may be redeemed, in whole at any time, or in part from time to time, at the Company’s option at a defined redemption price plus accrued and unpaid interest to the redemption date. The net proceeds of the 2016 Notes were used for general corporate purposes and to repay certain corporate debt.

Early Extinguishment of Long-Term Debt
On May 16, 2016, the Company announced tender offers for (i) any and all of its 5.75% senior notes due 2017, its 6.60% senior notes due 2019 and its 4.75% senior notes due 2020 (collectively, the “Any and All Notes”) and (ii) up to $1.5 billion aggregate principal amount of the 4.75% Senior Notes due 2022 issued by its wholly-owned subsidiary Omnicare, the 5.00% Senior Notes due 2024 issued by Omnicare, its 3.875% Senior Notes due 2025, its 6.25% Senior Notes due 2027, its 4.875% Senior Notes due 2035, its 6.125% Senior Notes due 2039 and its 5.75% Senior Notes due 2041 (collectively, the “Maximum Tender Offer Notes” and together with the Any and All Notes, the “Notes”). On May 31, 2016, the Company increased the aggregate principal amount of the tender offers for the Maximum Tender Offer Notes to $2.25 billion. The Company purchased approximately $835 million aggregate principal amount of the Any and All Notes and $2.25 billion aggregate principal amount of the Maximum Tender Offer Notes pursuant to the tender offers, which expired on June 13, 2016. In connection with the purchase of the Notes, the Company paid a premium of $486 million in excess of the debt principal, wrote off $50 million of unamortized deferred financing costs and incurred $6 million in fees, for a total loss on early extinguishment of long-term debt of $542 million, which was recorded in income from continuing operations in the consolidated statement of operations for the year ended December 31, 2016.

On June 27, 2016, the Company notified the holders of the remaining Any and All Notes that the Company was exercising its option to redeem the outstanding Any and All Notes pursuant to the terms of the Any and All Notes and the Indenture dated as of August 15, 2006, between the Company and The Bank of New York Mellon Trust Company, N.A. Approximately $1.1 billion aggregate principal amount of Any and All Notes was redeemed on July 27, 2016. In connection with that redemption, the Company paid a premium of $97 million in excess of the debt principal and wrote off $4 million of unamortized deferred financing costs, for a total loss on early extinguishment of long-term debt of $101 million, which was recorded in income from continuing operations in the consolidated statement of operations for the year ended December 31, 2016.

Debt Covenants

The back-up revolving credit facilities, unsecured senior notes, unsecured floating rate notes and term loan agreement contain customary restrictive financial and operating covenants. These covenants do not include a requirement for the acceleration of the Company’s debt maturities in the event of a downgrade in the Company’s credit rating. The Company does not believe the restrictions contained in these covenants materially affect its financial or operating flexibility. As of December 31, 2018, the Company was in compliance with all of its debt covenants.